Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
NOTE 16 – Subsequent Events
As more fully described in Note 1, the Company entered into the Purchase Agreement on
March
20, 2024 to sell AxoBio to its former stockholders. The sale transaction contemplated by the Purchase Agreement closed on March 26, 2024.